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                                                           PROSPECTUS SUPPLEMENT
                                                           AUGUST 11, 2003


                        SUPPLEMENT DATED AUGUST 11, 2003
                     TO THE PROSPECTUS DATED MAY 1, 2003 OF:

                             ASIAN EQUITY PORTFOLIO

                         JAPANESE VALUE EQUITY PORTFOLIO

                      MORGAN STANLEY INSTITUTIONAL FUND, INC.

         Effective August 11, 2003, Morgan Stanley Investment Management Inc. (the "ADVISER") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company in respect of the Asian Equity Portfolio and a Sub-Advisory Agreement with Morgan Stanley Asset & Investment Trust Management Co., Limited in respect of the Japanese Value Equity Portfolio (each a "SUB-ADVISER"). As a result, the following paragraphs are hereby added to the section of the Prospectus titled "Fund Management-Investment Adviser":

         SUB-ADVISERS

         Morgan Stanley Investment Management Company ("MSIM COMPANY"), located at 23 Church Street, 16-01 Capital Square, Singapore 049481, a wholly-owned subsidiary of Morgan Stanley, serves as investment sub-adviser for the Asian Equity Portfolio on a day-to-day basis. MSIM Company selects, buys and sells securities for the Asian Equity Portfolio under the supervision of the Adviser.

         Morgan Stanley Asset & Investment Trust Management Co., Limited ("MSAITM"), located at Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009, a wholly-owned subsidiary of Morgan Stanley, serves as investment sub-adviser for the Japanese Value Equity Portfolio on a day-to-day basis. MSAITM selects, buys and sells securities for the Japanese Value Equity Portfolio under the supervision of the Adviser.

         References in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under its supervision.


PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                                                           PROSPECTUS SUPPLEMENT
                                                           AUGUST 11, 2003


                        SUPPLEMENT DATED AUGUST 11, 2003
                      TO THE PROSPECTUS DATED MAY 1, 2003 OF:

                           GLOBAL FRANCHISE PORTFOLIO

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.

         Effective August 11, 2003, Morgan Stanley Investment Management Inc. (the "ADVISER") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited in respect of the Global Franchise Portfolio (the "SUB-ADVISER"). As a result, the following paragraph is hereby added to the section of the Prospectus titled "Fund Management-Investment Adviser":

         SUB-ADVISER

         Morgan Stanley Investment Management Limited ("MSIM LIMITED"), located at 25 Cabot Square, Canary Wharf, London, United Kingdom, E14 4QA, a wholly-owned subsidiary of Morgan Stanley, serves as investment sub-adviser for the Global Franchise Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Global Franchise Portfolio under the supervision of the Adviser.

         References in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                                                           PROSPECTUS SUPPLEMENT
                                                           AUGUST 11, 2003


                        SUPPLEMENT DATED AUGUST 11, 2003
                     TO THE PROSPECTUS DATED MAY 1, 2003 OF:

                          GLOBAL VALUE EQUITY PORTFOLIO

                         INTERNATIONAL EQUITY PORTFOLIO

                        INTERNATIONAL SMALL CAP PORTFOLIO

                         EUROPEAN VALUE EQUITY PORTFOLIO

                      MORGAN STANLEY INSTITUTIONAL FUND, INC.

         Effective August 11, 2003, Morgan Stanley Investment Management Inc. (the "ADVISER") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited in respect of each of the Global Value Equity Portfolio, the International Equity Portfolio, the International Small Cap Portfolio and the European Value Equity Portfolio (the "SUB-ADVISER"). As a result, the following paragraph is hereby added to the section of the Prospectus titled "Fund Management-Investment Adviser":

         SUB-ADVISER

         Morgan Stanley Investment Management Limited ("MSIM LIMITED"), located at 25 Cabot Square, Canary Wharf, London, United Kingdom, E14 4QA, a wholly-owned subsidiary of Morgan Stanley, serves as investment sub-adviser for the Global Value Equity, International Equity, International Small Cap and European Value Equity Portfolios on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Global Value Equity, International Equity, International Small Cap and European Value Equity Portfolios under the supervision of the Adviser.

         References in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                                                    PROSPECTUS SUPPLEMENT
                                                    AUGUST 11, 2003

                      SUPPLEMENT DATED AUGUST 11, 2003
                   TO THE PROSPECTUS DATED MAY 1, 2003 OF:

                       INTERNATIONAL MAGNUM PORTFOLIO

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.

         Effective August 11, 2003, Morgan Stanley Investment Management Inc. (the "ADVISER") entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company in respect of the International Magnum Portfolio (each a "SUB-ADVISER"). As a result, the following paragraph is hereby added to the section of the Prospectus titled "Fund Management-Investment Adviser":

         SUB-ADVISERS

         Morgan Stanley Investment Management Limited ("MSIM LIMITED"), located at 25 Cabot Square, Canary Wharf, London, United Kingdom, E14 4QA, Morgan Stanley Asset & Investment Trust Management Co., Limited ("MSAITM"), located at Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009, and Morgan Stanley Investment Management Company ("MSIM COMPANY"), located at 23 Church Street, 16-01 Capital Square, Singapore 049481, each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers for the International Magnum Portfolio on a day-to-day basis. MSIM Limited, MSAITM and MSIM Company each select, buy and sell securities for the International Magnum Portfolio under the supervision of the Adviser.

         References in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under its supervision.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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                                          STATEMENT OF ADDITIONAL INFORMATION
                                          AUGUST 11, 2003


                        SUPPLEMENT DATED AUGUST 11, 2003
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003.
                     MORGAN STANLEY INSTITUTIONAL FUND, INC.

         Effective August 11, 2003, Morgan Stanley Investment Management Inc. (the "ADVISER") entered into: (i) a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited in respect of the Global Franchise Portfolio, the Global Value Equity Portfolio, the International Equity Portfolio, the International Small Cap Portfolio, the European Value Equity Portfolio and the International Magnum Portfolio, (ii) a Sub-Advisory Agreement with Morgan Stanley Investment Management Company in respect of the Asian Equity Portfolio and the International Magnum Portfolio, and (iii) a Sub-Advisory Agreement with Morgan Stanley Asset & Investment Trust Management Co., Limited in respect of the Japanese Value Equity Portfolio and the International Magnum Portfolio.

         As a result, the first paragraph in the section of the Statement of Additional Information ("SAI") titled "INVESTMENT POLICIES AND STRATEGIES" is hereby amended and replaced in its entirety by the following:

         This Statement of Additional Information provides additional information about the investment policies and operations of the Fund and its investment portfolios (each a "PORTFOLIO"). Morgan Stanley Investment Management Inc. (the "ADVISER" or "MORGAN STANLEY INVESTMENT MANAGEMENT") acts as investment adviser to each Portfolio. Under the supervision of Morgan Stanley Investment Management, Morgan Stanley Investment Advisors Inc. ("MSIA") acts as investment sub-adviser to the Money Market and Municipal Money Market Portfolios; Morgan Stanley Investment Management Limited ("MSIM LIMITED") acts as investment sub-adviser to the Global Franchise, Global Value Equity, International Equity, International Small Cap, European Value Equity and International Magnum Portfolios; Morgan Stanley Investment Management Company ("MSIM COMPANY") acts as investment sub-adviser to the Asian Equity and International Magnum Portfolios; and Morgan Stanley Asset & Investment Trust Management Co. Limited ("MSAITM") acts as investment sub-adviser to the Japanese Value Equity and International Magnum Portfolios (MSIA, MSIM, MSIM Company and MSAITM are each referred to individually as the "SUB-ADVISER" and collectively as the "SUB-ADVISERS"). References to Morgan Stanley Investment Management, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under its supervision.

         The section of the SAI titled "MANAGEMENT OF THE FUND-Code of Ethics" is hereby amended and replaced in its entirety by the following:

         Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Fund and approved Codes of Ethics adopted by Morgan Stanley Investment Management, Morgan Stanley & Co. and each Sub-Adviser (collectively the "CODES"). The Codes are intended to ensure that the interests of

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         shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

         The Codes apply to the personal investing activities of Directors and officers of the Fund, Morgan Stanley Investment Management, Morgan Stanley & Co. and each Sub-Adviser ("ACCESS PERSONS"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

         The following paragraph is hereby added to the section of the SAI titled "INVESTMENT ADVISORY AND OTHER SERVICES-Investment Sub-Adviser" and that section is hereby retitled "INVESTMENT ADVISORY AND OTHER SERVICES-Investment Sub-Advisers":

         Morgan Stanley Investment Management Limited, with principal offices at 25 Cabot Square, Canary Wharf, London, United Kingdom, E14 4QA, serves as Sub-Adviser to the Global Franchise, Global Value Equity, International Equity, International Small Cap, European Value Equity and International Magnum Portfolios pursuant to an investment sub-advisory agreement with Morgan Stanley Investment Management. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Morgan Stanley Investment Management Company, with principal offices at 23 Church Street, 16-01 Capital Square, Singapore 049481, serves as Sub-Adviser to the Asian Equity and International Magnum Portfolios pursuant to an investment sub-advisory agreement with Morgan Stanley Investment Management. MSIM Company is a wholly-owned subsidiary of Morgan Stanley. Morgan Stanley Asset & Investment Trust Management Co., Limited, located at Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009, serves as Sub-Adviser to the Japanese Value Equity and International Magnum Portfolios pursuant to an investment sub-advisory agreement with Morgan Stanley Investment Management. MSAITM is a wholly-owned subsidiary of Morgan Stanley. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund in respect of each of the respective Portfolios. Each investment sub-advisory agreement will continue in effect for an initial term of two years, and thereafter for successive annual periods as long as such continuance is approved in accordance with the 1940 Act.

         The last sentence in the section of the SAI titled "INVESTMENT ADVISER-Approval of the Advisory Agreements" is hereby amended and replaced in its entirety by the following:

         Based upon its review, the Board of Directors, including all of the Independent Directors, determined, in the exercise of its business judgment, that approval of

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         the investment advisory agreement (and the investment sub-advisory agreements respecting the Asian Equity, European Value Equity, Global Franchise, Global Value Equity, International Equity, International Magnum, International Small Cap, Japanese Value Equity, Money Market and the Municipal Money Market Portfolios) was in the best interests of each Portfolio and its shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.